Short-Term and Long-Term Bank Loan - Schedule of Short-Term and Long-Term Bank Loan (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Short Term and Long Term Bank Loan [Abstract]
Instalment bank loan – current portion	$ 371,558	$ 180,493
Instalment bank loan – noncurrent portion	1,503,797	1,119,276
Total loan	$ 1,875,355	$ 1,299,769